Convertible Notes (Details 2)	6 Months Ended
Sep. 30, 2019 USD ($)
Debt Disclosure [Abstract]
Amortization, Issuance costs and debt discount	$ 1,672,708
Amortization, Convertible note interest	470,823
Amortization, Total	$ 2,143,531